Leases - Schedule of Capital Lease Obligations (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Lessee, Lease, Description [Line Items]
Present value of the minimum lease payments, Within 1 year	$ 2,343
Present value of the minimum lease payments, After 1 year but within 2 years	2,016
Present value of the minimum lease payments, After 2 years	329
Present value of the minimum lease payments	4,688
Total minimum lease payments, Within 1 year	2,724
Total minimum lease payments, After 1 year but within 2 years	2,154
Total minimum lease payments, After 2 years	336
Total minimum lease payments	5,214
Total minimum lease payments, Less: total future interest expense	(526)
Present value of lease obligations	4,688
Including:
Current portion	2,343
Non-current portion	$ 2,345